REVENUES (Details Textual)	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Disclosure of revenue [line items]
Unearned revenue	$ 592,000	$ 580,000
Sandstorm Gold Ltd. [Member] | Santa Elena [Member]
Disclosure of revenue [line items]
Percent of gold production required to be sold	20.00%
Gold, selling price, per ounce	$ 450
Purchase agreement, annual inflation increase, percent	1.00%
Gold sold during period (Ounce) | oz	0	47
Orogen Royalties Inc [Member] | Santa Elena [Member]
Disclosure of revenue [line items]
Net smelter royalty percentage	2.00%
Accrued net smelter royalty	$ 14,000,000	$ 11,300,000
La Cuesta International S.A. de C.V. [Member] | Los Gatos [Member]
Disclosure of revenue [line items]
Net smelter royalty payments	$ 700,000	$ 0
La Cuesta International S.A. de C.V. [Member] | Los Gatos [Member] | Tranche One [Member]
Disclosure of revenue [line items]
Net smelter royalty percentage	2.00%
Maximum concession amount	$ 10,000,000
La Cuesta International S.A. de C.V. [Member] | Los Gatos [Member] | Tranche Two [Member]
Disclosure of revenue [line items]
Net smelter royalty percentage	0.50%
Maximum concession amount	$ 10,000,000
La Cuesta International S.A. de C.V. [Member] | Los Gatos [Member] | Tranche Three [Member]
Disclosure of revenue [line items]
Net smelter royalty percentage	0.50%
Wheaton Precious Metals International Ltd [Member]
Disclosure of revenue [line items]
Ounces of gold delivered during period	31,539	28,746
Per-ounce price of gold delivered during the period	$ 641	$ 635
Wheaton Precious Metals International Ltd [Member] | San Dimas [Member]
Disclosure of revenue [line items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%
Metalla Royalty & Streaming Ltd [Member]
Disclosure of revenue [line items]
Gold Royalty	100.00%
Ounces of royalty payable annually | oz	1,000
Net smelter royalty payments	$ 300,000	$ 400,000